DEBT 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				54 Months Ended			12 Months Ended	60 Months Ended
	Dec. 31, 2013 vessel	Dec. 31, 2012 vessel	Dec. 31, 2007 vessel	Dec. 31, 2010 Nordea $105M loan ($60M loan extension) [Member]	May 31, 2015 Nordea $175M loan [Member]	Dec. 31, 2013 Nordea $175M loan [Member]	Dec. 31, 2010 Nordea $175M loan [Member]	Dec. 31, 2012 DnB $58.24M loan [Member]	Jun. 30, 2015 DnB $58.24M loan [Member]	Jul. 01, 2010 DnB $58.24M loan [Member]	Dec. 31, 2013 Revolving Credit Facility for $175M loan	May 31, 2013 Revolving Credit Facility for $175M loan	Dec. 31, 2010 Revolving Credit Facility for $175M loan
Average floating rate debt	2.81%	2.93%
Debt instrument, face amount				$ 105.00			$ 175.00			$ 58.24
Number of tranches in loan							4			4
Value per tranche					25.00				14.56
Line of credit facility, amount outstanding						95.0		12.4
Repayment of bank debt as result of sale of vessel during period								41.3
Number of vessels disposed of	1	3	1
Revolving debt facility											$ 40	$ 40	$ 75